RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Common Shares	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests in Consolidated Affiliates
Beginning balance (in shares) at Dec. 31, 2021			145,372,961
Beginning balance at Dec. 31, 2021		$ 1,815,578	$ 1,389,073	$ 402,307	$ (19,604)	$ 43,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income from continuing operations		101,304		90,949		10,355
Income from discontinued operations		21,487		18,521		2,966
Net income attributable to noncontrolling interests in the Operating Partnership		(2,393)		(2,393)
Dividends	[1]	(165,902)		(165,902)
Issuance of shares under the “at-the-market” equity offering, net of commissions and offering costs (in shares)			1,579,228
Issuance of shares under the “at-the-market” equity offering, net of commissions and offering costs		59,350	$ 59,350
Issuance of shares under incentive stock plans, (in shares)			321,337
Issuance of shares under incentive stock plans		2,466	$ 2,466
Stock-based incentive compensation		12,356	$ 12,356
Repurchase of common shares (in shares)			(97,809)
Repurchase of common shares		(4,225)	$ (4,225)
Adjustment of noncontrolling interests in the Operating Partnership		23,155		23,155
Conversion of units into common shares (in shares)			106,914
Conversion of units into common shares		3,925	$ 3,925
Pension and postretirement benefit plans		1,627			1,627
Foreign currency translation adjustment		(23,093)			(22,282)	(811)
Cash flow hedges		76,039			76,367	(328)
Allocation of other comprehensive loss to noncontrolling interests in the Operating Partnership		(295)			(295)
Distributions to noncontrolling interests in consolidated affiliates		(12,807)				(12,807)
Noncontrolling interests in consolidated affiliates redemption of shares		(27,860)				(27,860)
Ending balance (in shares) at Dec. 31, 2022			147,282,631
Ending balance at Dec. 31, 2022		1,880,712	$ 1,462,945	366,637	35,813	15,317
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income from continuing operations		159,314		159,361		(47)
Income from discontinued operations		19,181		17,037		2,144
Net income attributable to noncontrolling interests in the Operating Partnership		(2,905)		(2,905)
Dividends	[1],[2]	(199,465)		(199,465)
Issuance of shares under the “at-the-market” equity offering, net of commissions and offering costs (in shares)			400
Issuance of shares under the “at-the-market” equity offering, net of commissions and offering costs		(81)	$ (81)
Issuance of shares under incentive stock plans, (in shares)			380,080
Issuance of shares under incentive stock plans		75	$ 75
Stock-based incentive compensation		14,002	$ 14,002
Repurchase of common shares (in shares)			(128,923)
Repurchase of common shares		(4,217)	$ (4,217)
Adjustment of noncontrolling interests in the Operating Partnership		(2,421)		(2,421)
Conversion of units into common shares (in shares)			764,929
Conversion of units into common shares		24,917	$ 24,917
Pension and postretirement benefit plans		593			593
Foreign currency translation adjustment		(1,516)			(1,466)	(50)
Cash flow hedges		(9,957)			(11,358)	1,401
Allocation of other comprehensive loss to noncontrolling interests in the Operating Partnership		1,069			1,069
Distributions to noncontrolling interests in consolidated affiliates		$ (1,699)				(1,699)
Ending balance (in shares) at Dec. 31, 2023		148,299,117	148,299,117
Ending balance at Dec. 31, 2023		$ 1,877,602	$ 1,497,641	338,244	24,651	17,066
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income from continuing operations		340,860		340,350		510
Income from discontinued operations		28,123		23,631		4,492
Net income attributable to noncontrolling interests in the Operating Partnership		(4,834)		(4,834)
Dividends	[1],[2]	(438,600)		(438,600)
Issuance of shares under incentive stock plans, (in shares)			399,929
Stock-based incentive compensation		14,232	$ 14,232
Repurchase of common shares (in shares)			(619,982)
Repurchase of common shares		(18,866)	$ (4,179)	(14,687)
Adjustment of noncontrolling interests in the Operating Partnership		13,150		13,150
Conversion of units into common shares (in shares)			457,579
Conversion of units into common shares		14,793	$ 14,793
Pension and postretirement benefit plans		9,846			9,846
Foreign currency translation adjustment		(33,100)			(31,616)	(1,484)
Cash flow hedges		(16,356)			(14,113)	(2,243)
Allocation of other comprehensive loss to noncontrolling interests in the Operating Partnership		803			803
Distributions to noncontrolling interests in consolidated affiliates		$ (7,120)				(7,120)
Ending balance (in shares) at Dec. 31, 2024		148,536,643	148,536,643
Ending balance at Dec. 31, 2024		$ 1,780,533	$ 1,522,487	$ 257,254	$ (10,429)	$ 11,221

[1]	For information regarding distributions to noncontrolling interests in the operating partnership, see the Rayonier Inc. Consolidated Statements of Cash Flows and Note 6 — Noncontrolling Interests.
[2]	The year ended December 31, 2024 includes an additional dividend of $1.80 per common share, consisting of a combination of cash and the Company’s common shares. The dividend was paid January 30, 2025, to shareholders of record on December 12, 2024. The year ended December 31, 2023 includes an additional cash dividend of $0.20 per common share. The dividend was paid January 12, 2024, to shareholders of record on December 29, 2023.